E&E ASSETS - Lone Mountain Project (Details)					12 Months Ended
	Nov. 16, 2023 USD ($)	May 16, 2023 USD ($)	Nov. 16, 2022 USD ($)	May 16, 2022 USD ($)	Dec. 31, 2023 USD ($) oz	Nov. 01, 2023 USD ($)
Lone Mountain
E&E ASSETS
Pre-production payments made in cash					$ 80,000
Pre-production payments made, November 1, 2021					30,000
Pre-production payments made, November 1, 2022					20,000
Pre-production payments made, November 1, 2023						$ 20,000
Pre-production payments to be made, November 1, 2024					30,000
Pre-production payments to be made, November 1, 2025 and every year thereafter					30,000
Incremental pre-production payments to be made, each year thereafter					10,000
Maximum pre-production payments to be made, November 1, 2025 and each year thereafter					200,000
Required minimum annual E&E expenditures, period one					150,000
Required minimum annual E&E expenditures, period two					250,000
Required minimum annual E&E expenditures, period three					300,000
Required minimum annual E&E expenditures, period four					300,000
Required minimum annual E&E expenditures, period five					400,000
Required minimum annual E&E expenditures, period six					400,000
Threshold amount of expenditure considered for termination of work commitment					$ 1,800,000
Percentage of net smelter return royalty					3.00%
Reduction in net smelter return royalty upon payment of specified amount					0.50%
Percentage of net smelter return royalty upon payment of specified amount					2.50%
Threshold minimum gold to be discovered to trigger the option to purchase the entire interest in project (in ounces) | oz					500,000
Payment to reduce net smelter return royalty					$ 2,000,000
Stockade Mountain
E&E ASSETS
Pre-production payments made in cash	$ 15,000	$ 10,000	$ 10,000	$ 15,000
Required minimum annual E&E expenditures, period one					$ 30,000
Percentage of net smelter return royalty					2.00%
Reduction in net smelter return royalty upon payment of specified amount					50.00%
Percentage of net smelter return royalty upon payment of specified amount					1.00%
Payment to reduce net smelter return royalty					$ 10,000,000